FAIR VALUE MEASUREMENTS (Schedule of Changes in Level 3 Contingent Consideration Obligation Measured) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value at the beginning of the year	$ 6,332	$ 8,281
Acquisition date fair value of contingent consideration related to investment in SecurityDAM Ltd.	701	1,128
Reclassification of payable related to contingent consideration to other payables and accrued expenses	(3,167)	(3,077)
Fair value at the end of the year	$ 3,866	$ 6,332